Property and Equipment - Schedule of Change in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	₩ 9,957	₩ 10,151	₩ 8,140
Lease	22	131	261
Acquisitions/Capital expenditure	6,883	5,397	6,904
Depreciation	(6,211)	(6,023)	(5,252)
Disposals/Disposition/Removals	0	0	(1)
Reclassification	0	0	0
Foreign exchange differences	119	301	99
Ending balance	10,770	9,957	10,151
Right-of- use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	7,164	6,621	5,958
Lease	22	131	261
Acquisitions/Capital expenditure	5,815	4,781	4,443
Depreciation	(4,740)	(4,553)	(4,116)
Disposals/Disposition/Removals	0	0	0
Reclassification	0	0	0
Foreign exchange differences	76	184	75
Ending balance	8,337	7,164	6,621
Computer and other equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	1,394	1,536	1,113
Lease	0	0	0
Acquisitions/Capital expenditure	770	475	1,065
Depreciation	(679)	(650)	(656)
Disposals/Disposition/Removals	0	0	0
Reclassification	0	0	(1)
Foreign exchange differences	13	33	15
Ending balance	1,498	1,394	1,536
Furniture and fixture | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	220	267	338
Lease	0	0	0
Acquisitions/Capital expenditure	116	130	105
Depreciation	(143)	(180)	(177)
Disposals/Disposition/Removals	0	0	(1)
Reclassification	0	0	1
Foreign exchange differences	(2)	3	1
Ending balance	191	220	267
Construction in progress | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	0	1,209	0
Lease	0	0	0
Acquisitions/Capital expenditure	0	0	1,209
Depreciation	0	0	0
Disposals/Disposition/Removals	0	0	0
Reclassification	0	(1,291)	0
Foreign exchange differences	0	82	0
Ending balance	0	0	1,209
Vehicle | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	0	1	4
Lease	0	0	0
Acquisitions/Capital expenditure	0	0	0
Depreciation	0	(1)	(3)
Disposals/Disposition/Removals	0	0	0
Reclassification	0	0	0
Foreign exchange differences	0	0	0
Ending balance	0	0	1
Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	1,179	517	727
Lease	0	0	0
Acquisitions/Capital expenditure	182	11	82
Depreciation	(649)	(639)	(300)
Disposals/Disposition/Removals	0	0	0
Reclassification	0	1,291	0
Foreign exchange differences	32	(1)	8
Ending balance	₩ 744	₩ 1,179	₩ 517